OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2010
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21409


                   	  Pioneer Municipal High Income Advantage Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

              Pioneer Municipal High Income Advantage Trust
              SCHEDULE OF INVESTMENTS 6/30/09 (unaudited)
Principal
Amount ($)                                                            Value ($)

              TAX-EXEMPT OBLIGATIONS - 155.7%
              Arizona - 3.5%
5,000,000     Casa Grande Industrial Development Authority, Hospital  4,068,650
1,531,000     Pima County Industrial Development Authority, 6.75%, 7/ 1,138,084
2,640,000     Pima County Industrial Development Authority, 7.0%, 1/1 2,002,730
1,000,000     San Luis Facility Development Corp., 7.25%, 5/1/27       861,600
                                                                      8,071,064
              California - 15.2%
3,140,000 (a) California State University Revenue, RIB, 11.991%, 11/1 2,879,129
2,425,000     California State Various Purpose, 5.75%, 4/1/31         2,337,385
8,575,000 (a) California State Various Purpose, RIB, 11.861%, 6/1/37  5,947,877
6,000,000 California Statewide Communities Development Authority, 4,800,000 2,680,000 + Golden State Tobacco Securitization Corp., 6.75%, 6/1/3 3,119,011
2,500,000     San Jose California Airport Revenue, 5.0%, 3/1/37       2,185,550
10,500,000(a) University of California, RIB, 12.877%, 5/15/38         9,435,300
7,670,000     Valley Health System Hospital Revenue, 6.875%, 5/15/23  4,424,823
                                                                     35,129,075
              Colorado - 1.4%
2,850,000  +  Denver Health & Hospital Authority Healthcare Revenue,  3,149,478

              Connecticut - 2.9%
7,750,000     Connecticut State Development Authority Revenue, 5.75%, 6,758,543

              District of Columbia - 3.5%
2,700,000     District of Columbia Tobacco Settlement Financing Corp. 2,273,751
6,825,000     District of Columbia Tobacco Settlement Financing Corp. 5,794,698
                                                                      8,068,449
              Florida - 3.6%
4,500,000     Hillsborough County Florida Industrial Development Authority
Pollution
                 Control Revenue, 5.5%, 10/1/23                       4,281,885
1,980,000     Hillsborough County Florida Industrial Development Authority
Pollution
                 Control Revenue, 6.75%, 7/1/29                       1,529,887
500,000       Miami Beach Health Facilities Authority, 5.375%, 11/15/  309,540
2,500,000     Miami-Dade County Florida Aviation Revenue, 5.5%, 10/1/ 2,356,250
                                                                      8,477,562
              Georgia - 4.0%
5,210,000 (a) Atlanta Georgia Water and Wastewater Revenue, RIB, 11.2 4,507,953
1,065,000     Effingham County Industrial Development Authority, 6.5%  838,102
3,360,000     Fulton County Residential Care Facilities, 7.0%, 7/1/29 2,336,342
1,650,000     Savannah Georgia Economic Development Authority Revenue 1,506,648
                                                                      9,189,045
              Guam - 2.3%
4,600,000  +  Northern Mariana Islands, 6.75%, 10/1/33                5,383,334

              Idaho - 2.0%
2,000,000     Power County Industrial Development Corp., 6.45%, 8/1/3 1,743,480
3,000,000     Power County Pollution Control Revenue, 5.625% 10/1/14  2,885,700
                                                                      4,629,180
              Illinois - 6.4%
3,000,000 (b) Centerpoint Intermodal Center, 10.0%, 6/15/23 (144A)    2,364,990
3,000,000     City of Chicago Illinois, 5.0%, 1/1/28                  3,012,000
2,000,000     City of Chicago Illinois, 5.5%, 12/1/30                  910,140
1,000,000     Illinois Finance Authority Revenue, 6.0%, 11/15/27       747,810
2,000,000     Illinois Finance Authority Revenue, 6.0%, 8/15/39       2,047,060
2,500,000     Illinois Finance Authority Revenue, 6.125%, 11/15/25    1,891,725
1,645,000     Illinois Health Facilities Authority Revenue, 5.5%, 11/ 1,569,807
1,500,000 (c) Illinois Health Facilities Authority Revenue, 6.9%, 11/  660,600
2,700,000     Southwestern Illinois Development Authority Revenue, 5. 1,742,040
                                                                     14,946,172
              Indiana - 7.3%
10,000,000    Indiana State Development Finance Authority Revenue, 5. 9,590,400
5,000,000     Jasper County Industrial Economic Development Revenue,  3,294,200
2,500,000 (b) Rockport Indiana Pollution Control Revenue, 6.25%, 6/2/ 2,572,175
2,085,000     Vincennes Industrial Economic Development Revenue, 6.25 1,546,674
                                                                     17,003,449
              Kentucky - 1.6%
500,000       Kentucky Economic Development Finance Authority Hospita  484,635
4,400,000     Kentucky Economic Development Finance Authority Hospita 3,237,388
                                                                      3,722,023
              Louisiana - 6.4%
2,500,000     Louisiana Local Government Environmental Facilities Dev 2,007,075
6,000,000     Louisiana Public Facilities Authority Revenue, 5.5%, 5/ 4,760,400
750,000       Opelousas Louisiana General Hospital Authority Revenue,  652,770
9,415,000     Tobacco Settlement Financing Corp., 5.875%, 5/15/39     7,380,136
                                                                     14,800,381
              Maryland - 0.4%
460,000       Maryland Health & Higher Educational Facilities Authori  292,224
1,250,000     Maryland Health & Higher Educational Facilities Authori  727,175
                                                                      1,019,399
              Massachusetts - 6.3%
2,195,000     Massachusetts Health & Educational Facilities Authority 1,676,804
1,000,000  +  Massachusetts Health & Educational Facilities Authority 1,145,480
10,760,000    Massachusetts Housing Finance Agency, 5.35%, 12/1/45    9,542,183
900,000       Massachusetts Development Finance Agency, 5.25%, 10/1/1  709,173
1,955,000     Massachusetts Development Finance Agency, 7.1%, 7/1/32  1,520,482
                                                                     14,594,122
              Michigan - 4.0%
1,500,000  +  Delta County Michigan Economic Development Corp., 6.25% 1,694,490
3,000,000  +  Macomb County Hospital Finance Authority Revenue, 5.875 3,485,940
745,000       Michigan Public Educational Facilities Authority Revenu  568,457
4,130,000     Michigan State Hospital Finance Authority Revenue, 5.5% 2,812,860
1,000,000     Michigan State Strategic Fund Solid Waste Disposal Reve  772,570
                                                                      9,334,317
              Missouri - 1.3%
1,850,000 Kansas City Industrial Development Authority Revenue, 5 1,259,221 1,500,000 (c) St. Louis Industrial Development Authority Revenue, 7.2 328,560 6,640,000 (c) St. Louis Industrial Development Authority Revenue, 7.2 1,453,496
                                                                      3,041,277
              Montana - 0.5%
2,445,000 (d) Hardin Increment Industrial Infrastructure Development 1,074,944 1,000,000 (c) Two Rivers Authority, Inc., Project Revenue, 7.375%, 11 195,090
                                                                      1,270,034
              Nevada - 2.4%
1,500,000     Henderson Nevada Health Care Facilities Revenue, 5.625% 1,490,250
1,600,000     Nevada State Department of Business & Industry, 7.25%,   80,000
1,000,000     Nevada State Department of Business & Industry, 7.375%,  50,000
1,320,000     Nevada State Department of Business & Industry, 7.375%,  66,000
5,000,000     Reno Nevada Hospital Revenue, 5.25%, 6/1/41             3,914,850
                                                                      5,601,100
              New Hampshire - 0.4%
1,125,000     New Hampshire Health & Educational Facilities Authority  946,463

              New Jersey - 13.1%
2,500,000     Burlington County New Jersey Bridge Commission Revenue, 1,663,400
13,000,000    New Jersey Economic Development Authority Revenue, 6.25 9,696,180
3,500,000 (a) New Jersey State Turnpike Authority, RIB, 13.272%, 1/1/ 4,250,120
10,375,000    New Jersey Transportation Trust Fund Authority Revenue, 3,663,413
1,000,000  +  Tobacco Settlement Financing Corp., 6.25%, 6/1/43       1,170,140
3,250,000  +  Tobacco Settlement Financing Corp., 6.75%, 6/1/39       3,864,250
5,000,000  +  Tobacco Settlement Financing Corp., 7.0%, 6/1/41        5,990,100
                                                                     30,297,603
              New York - 6.1%
1,000,000     Nassau County New York Industrial Development Agency Re  756,500
5,000,000     New York City Industrial Development Agency, 5.25%, 12/ 3,017,200
2,000,000     New York City Industrial Development Agency, 5.375%, 6/ 1,728,180
3,950,000     New York City Industrial Development Agency, 7.625%, 12 3,227,308
5,000,000     New York State Environmental Facilities Corp., 5.0%, 6/ 5,039,150
500,000       Ulster County New York Industrial Development Agency, 6  344,540
                                                                     14,112,878
              North Carolina - 2.1%
6,000,000     Charlotte North Carolina Special Facilities Revenue, 7. 4,800,720

              Ohio - 2.3%
3,115,000     Belmont County Health System Revenue, 5.7%, 1/1/13      2,790,448
1,000,000     Belmont County Health System Revenue, 5.8%, 1/1/18       754,830
3,000,000     Cleveland Airport Special Revenue, 5.375%, 9/15/27      1,740,750
                                                                      5,286,028
              Oklahoma - 3.2%
1,695,000     Jackson County Memorial Hospital Authority Revenue, 7.3 1,692,373
2,220,000     Tulsa Municipal Airport Trust Revenue, 6.25%, 6/1/20    1,735,973
1,500,000     Tulsa Municipal Airport Trust Revenue, 7.35%, 12/1/11   1,425,390
3,000,000 (b) Tulsa Municipal Airport Trust Revenue, 7.75%, 6/1/35    2,506,320
                                                                      7,360,056
              Pennsylvania - 11.2%
3,000,000  +  Allegheny County Hospital Development Authority Revenue 3,401,040
500,000    +  Allegheny County Hospital Development Authority Revenue  566,840
1,000,000     Clarion County Hospital Authority Revenue, 5.625%, 7/1/ 1,001,310
3,600,000     Columbia County Hospital Authority Revenue, 5.85%, 6/1/ 2,740,284
945,000       Hazleton Health Services Authority Hospital Revenue, 6.  831,987
1,405,000     Montgomery County Higher Education & Health Authority H 1,408,920
1,430,000     Pennsylvania Economic Development Financing Authority R 1,127,998
1,805,000     Pennsylvania Economic Development Financing Authority R 1,758,774
2,330,000     Pennsylvania Economic Development Financing Authority R 2,211,683
5,000,000     Pennsylvania Economic Development Financing Authority R 3,305,950
5,000,000     Philadelphia Hospitals & Higher Education Facilities Au 3,507,650
2,005,000     Scranton-Lackawanna Health & Welfare Authority Revenue, 1,920,128
2,245,000     Scranton-Lackawanna Health & Welfare Authority Revenue, 2,108,212
                                                                     25,890,776
              Rhode Island - 3.2%
1,385,000     Central Falls Rhode Island Detention Facilities Revenue  959,944
8,285,000     Tobacco Settlement Financing Corp., 6.25%, 6/1/42       6,401,074
                                                                      7,361,018
              South Carolina - 7.8%
1,500,000     Connector 2000 Association, Inc., Toll Road Revenue, 5.  516,765
7,140,000  +  South Carolina Jobs Economic Development Authority Reve 8,103,186
860,000    +  South Carolina Jobs Economic Development Authority Reve  986,024
3,000,000 + South Carolina Jobs Economic Development Authority Reve 3,335,340 4,400,000 (e) Tobacco Settlement Revenue Management, 6.375%, 5/15/30 5,075,224
                                                                     18,016,539
              Tennessee - 4.2%
1,000,000  +  Johnson City Health & Educational Facilities Board Hosp 1,133,610
7,000,000     Knox County Health Educational & Housing Facilities Boa 6,934,760
2,400,000     Sullivan County Health Educational and Housing Faciliti 1,594,104
                                                                      9,662,474
              Texas  - 20.9%
8,650,000     Brazos River Authority Pollution Control Revenue, 6.75% 4,152,259
4,000,000     Brazos River Authority Pollution Control Revenue, 7.7%, 2,005,000
7,350,000     Gulf Coast Industrial Development Authority, 7.0%, 12/1 3,233,118
10,000,000    Houston Texas Airport System Special Facilities Revenue 8,046,800
960,000       IAH Public Facility Corp., Project Revenue Bonds, Serie  862,973
1,000,000     IAH Public Facility Corp., Project Revenue Bonds, Serie  804,040
1,350,000     IAH Public Facility Corp., Project Revenue Bonds, Serie 1,030,374
2,750,000     Lower Colorado River Authority, 5.0%, 5/15/31           2,738,972
845,000       Lubbock Health Facilities Development Corp., 6.5%, 7/1/  650,743
2,000,000     Lubbock Health Facilities Development Corp., 6.625%, 7/ 1,488,780
7,750,000     Matagorda County Navigation District Number 1 Revenue,  6,422,115
10,000,000    North Texas Tollway Authority Revenue, 5.75%, 1/1/33    9,748,600
1,711,000     Panhandle Regional Housing Finance Corp. Multifamily Ho 1,770,218
1,000,000     Richardson Hospital Authority Revenue, 6.0%, 12/1/34     753,660
1,000,000     Texas Midwest Public Facility Corp. Revenue, 9.0%, 10/1  997,130
4,700,000     Tomball Hospital Authority, 6.0%, 7/1/25                3,651,759
                                                                     48,356,541
              Utah  - 0.5%
1,600,000     Spanish Fork Charter School Revenue, 5.7%, 11/15/36 (14 1,067,008

              Virginia  - 0.9%
2,000,000     Washington County Industrial Development Authority Reve 2,125,640

              Washington - 3.4%
1,195,000     Tobacco Settlement Authority Revenue, 6.5%, 6/1/26      1,180,445
2,000,000     Washington State Health Care Facilities Authority, 6.12 1,629,840
2,000,000     Washington State Health Care Facilities Authority, 6.25 1,592,140
5,000,000     Washington State Housing Finance Commission Nonprofit R 3,548,150
                                                                      7,950,575
              Wisconsin  - 1.4%
2,900,000     Aztalan Wisconsin Exempt Facilities Revenue, 7.50%, 5/1  162,400
1,000,000     Wisconsin State Health & Educational Facilities Authori  827,470
1,000,000     Wisconsin State Health & Educational Facilities Authori  701,360
1,500,000     Wisconsin State Health & Educational Facilities Authori 1,537,905
                                                                      3,229,135
              TOTAL TAX-EXEMPT OBLIGATIONS
              (Cost $407,085,795)                                   360,651,458

              MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 3.8%
13,000,000(b)(Non-Profit Preferred Funding Trust I, Series E, 12.0%,  8,953,490
              TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
              (Cost $13,000,000)                                      8,953,490

Shares        COMMON STOCK - 0.3%
109,377   (g) Delta Airlines, Inc.                                     633,293
              TOTAL COMMON STOCK
              (Cost $3,210,349)                                        633,293

              TAX-EXEMPT MONEY MARKET MUTUAL FUND - 1.3%
3,000,000     BlackRock Liquidity Funds MuniFund Portfolio            3,000,000
              TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
              (Cost $3,000,000)                                       3,000,000

              TOTAL INVESTMENTS IN SECURITIES - 161.1%
              (Cost $426,296,144) (h)(i)                           $373,238,241
              OTHER ASSETS AND LIABILITIES - 3.6%                    $8,429,357
              PREFERRED SHARES AT REDEMPTION VALUE,
                 INCLUDING DIVIDENDS PAYABLE - (64.7)%           ($150,003,373)
            NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%  $231,664,225

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2009, the value of these securities amounted to $31,229,788, or 13.5% of total net assets applicable to common shareowners.

RIB           Residual Interest Bonds.

+             Prerefunded bonds have been collateralized by U.S.
              Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(a) The interest rate is subject to change periodically and inversely based upon prevailing market rates.
              The rate shown is the coupon rate
              at June 30, 2009.

(b)           The interest rate is subject to change periodically.
              The interest rate shown is the rate at June 30, 2009.

(c)           Security is in default and is non-income producing.

(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
              The rate shown is the coupon rate at June 30, 2009.

(e)           Escrow to maturity.

(f)           Indicates a security that has been deemed illiquid.
              The aggregate cost of illiquid securities is $13,000,000. The aggregate value is $8,953,490, or 3.9% of the total net assets applied to common shareowners.

(g)           Non-income producing.

(h) The concentration of investments by type of obligation/market sector is as follows:
              Insured
              FSA                                                   7.2%
              AMBAC                                                 1.4
              NATL-RE                                                1.0
              ACA                                                    0.5
              Q-SBLF                                                 0.2
              Revenue Bonds:
              Health Revenue                                         32.9
              Tobacco Revenue                                        11.3
              Airport Revenue                                        10.6
              Pollution Control Revenue                              8.7
              Other Revenue                                          8.0
              Development Revenue                                    5.6
              Housing Revenue                                        3.0
              Transportation Revenue                                 2.8
              Facilities Revenue                                     1.9
              Water Revenue                                          1.4
              Utilities Revenue                                      1.3
              Power Revenue                                          1.1
              Education Revenue                                      1.1
                                                                    100.0%

(i) At June 30, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $421,877,493 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost          $20,241,163

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value          (68,880,415)
              Net unrealized loss                                ($48,639,252)

              For financial reporting purposes net unrealized loss on investments was $53,057,903 and cost of investments aggregated $426,296,144.

              Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels listed below.
              Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
            Level 1 - quoted prices in active markets for identical securities
             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
speeds,
                  credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of June
30, 2009, in valuing the Trust's assets:
                                     Level 1   Level 2   Level 3    Total
Tax-exempt obligations               $0     $360,651,458   $0   $360,651,458
Municipal collateralized debt oblig   0     8,953,490       0     8,953,490
Common Stock                       633,293       0          0      633,293
Tax-exempt money market mutual fund 3,000,000    0          0    3,000,000
Total                            $3,633,293 $369,604,948   $0  $373,238,241


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Advantage Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 28, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.